Simplify Tara India Opportunities ETF
Schedule of Investments
March 31, 2025 (Unaudited)
1
Shares Value
Common Stocks – 96.2%
Communication Services – 10.1%
Bharti Airtel Ltd. ........................................................... 29,122 $ 590,600
Info Edge India Ltd. ........................................................ 3,494 293,566
884,166
Consumer Discretionary – 26.0%
Bajaj Auto Ltd. ............................................................ 4,621 425,963
Gabriel India Ltd. .......................................................... 25,236 171,129
ITC Hotels Ltd.* ........................................................... 9,810 22,669
Tata Motors Ltd. .......................................................... 61,343 484,048
Titan Co. Ltd. ............................................................. 12,318 441,479
UNO Minda Ltd. .......................................................... 26,206 268,430
Zomato Ltd.* ............................................................. 199,946 471,837
2,285,555
Consumer Staples – 18.2%
Avenue Supermarts Ltd., 144A*(a) ............................................ 5,629 268,909
Bikaji Foods International Ltd. ................................................ 13,977 108,091
Britannia Industries Ltd. .................................................... 7,310 422,226
ITC Ltd. ................................................................. 90,736 434,983
Marico Ltd. ............................................................... 47,759 364,119
1,598,328
Financials – 12.5%
ICICI Bank Ltd. ........................................................... 27,179 428,756
Kotak Mahindra Bank Ltd. ................................................... 22,907 581,891
Multi Commodity Exchange of India Ltd. ....................................... 1,437 89,303
1,099,950
Health Care – 7.5%
Apollo Hospitals Enterprise Ltd. .............................................. 4,741 366,988
JB Chemicals & Pharmaceuticals Ltd. ......................................... 15,582 295,916
662,904
Industrials – 12.3%
Craftsman Automation Ltd. .................................................. 5,863 334,559
Havells India Ltd. .......................................................... 10,095 180,576
Indian Railway Catering & Tourism Corp. Ltd. ................................... 23,683 201,578
Titagarh Rail System Ltd. ................................................... 16,308 151,923
Triveni Turbine Ltd. ........................................................ 32,679 215,483
1,084,119
Information Technology – 6.8%
Infosys Ltd. .............................................................. 12,813 235,453
PG Electroplast Ltd. ....................................................... 33,771 362,157
597,610
Materials – 2.8%
Gravita India Ltd. .......................................................... 8,343 178,817
SH Kelkar & Co. Ltd., 144A(a) ............................................... 31,053 64,161
242,978
Total Common Stocks (Cost $9,664,955) ........................................... 8,455,610
Money Market Funds – 2.3%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.15%(b)
(Cost $206,313) ......................................................... 206,313 206,313

Simplify Tara India Opportunities ETF
Schedule of Investments
(Continued)
March 31, 2025 (Unaudited)
2
Value
Total Investments – 98.5%
(Cost $9,871,268) ............................................................. $ 8,661,923
Other Assets in Excess of Liabilities – 1.5% ........................................... 133,086
Net Assets – 100.0% ............................................................ $ 8,795,009
* Non Income Producing
(a) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $333,070, which represents 3.8% of net assets as of March 31, 2025.
(b) Rate shown reflects the 7-day yield as of March 31, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
Common Stocks .............................................................................. 96.2%
Money Market Funds .......................................................................... 2.3%
Total Investments ............................................................................. 98.5%
Other Assets in Excess of Liabilities ............................................................... 1.5%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.